4 Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Basis of consolidation

4.1       Basis of consolidation

4.1.1        Calculation of equity in earnings of investees

Investments in joint ventures and associate are recognized in the consolidated financial statements based on the equity method. Under this method, investments are initially recorded at cost and their carrying amount is increased or decreased by the recognition of the investor's interest in profit, loss and other comprehensive income generated by investees after acquisition. This method must be discontinued from the date the investment ceases to qualify as a jointly controlled or associated company.

Payment of dividends decreases the carrying value of investments.

When required, for calculation of equity in earnings of investees, the investees' financial statements are adjusted to align their policies with the Company's accounting policies.

4.1.2        Subsidiaries

The subsidiaries are entities to which the Company is exposed to or has a right over the variable returns arising from its involvement with them and has the ability to affect those returns exerting its power over the entities.

The financial statements of the subsidiaries are included in the consolidated financial statements as from the date they start to be controlled by the Company until the date such control ceases.

The balances of the subsidiaries’ assets and liabilities, and profit or loss, are consolidated and transactions between consolidated companies are eliminated.

4.1.3        Noncontrolling interests

Noncontrolling interests are presented in equity, separately from the equity attributable to the Company's shareholders. Profits, losses and other comprehensive income are also allocated separately from the ones allocated to the Company's shareholders, even if this procedure results in negative noncontrolling interest balance.

4.1.4        Joint ventures and associates

Joint ventures are entities over which the Company, subject to an agreement, has the ability to affect returns exerting its power in conjunction with other parties, irrespective of the percentage of interest in the voting capital.

Associates are entities over which the Company exerts significant influence regarding financial and operational decisions, without control.

When the share in losses of a joint venture or associate equals or exceeds the accounting balance of the investor’s equity interest in the investee, the investor should discontinue the recognition of its share in future losses. Additional losses will be considered, and a liability will be recognized, only if the investor incurs legal or constructive obligations, or performs payments on behalf of the investee. Should the investee subsequently post profits, the investor should resume the recognition of its interest in these profits only subsequent to the point at which the portion to which it is entitled to in these subsequent profits equals its share in unrecognized losses.

4.1.5        Joint operations (consortiums)

Joint operation is a joint business according to which parties that jointly control the business have rights on assets and obligations regarding liabilities related to the business.

Joint operations are recorded in proportion to the share of interest held in their assets, liabilities and profit or loss.

4.1.6        Business combination

The acquisition analysis is done on a case-by-case basis to determine whether the transaction represents a business combination or an asset purchase. Transactions between companies under common control do not constitute a business combination.

Assets and liabilities acquired in a business combination are accounted for using the acquisition method and are recognized at their fair value at the acquisition date.

The excess of the acquisition cost over the fair value of the net assets acquired (identifiable assets acquired, net of assumed liabilities) is recognized as goodwill in intangible assets. When the amount generated is negative, the bargain purchase gain is recognized directly in profit or loss.

The amount paid that refers specifically to the concession right acquired in a business combination where the acquired entity is a concession operator, whose right to the concession has a known and defined term, is not characterized as goodwill.

In acquisitions of interests in affiliates and in joint ventures, although they do not constitute a business combination, the net assets acquired are also recognized at fair value. Goodwill is presented in the investment.

Financial instruments

4.2       Financial Instruments

Financial instruments are recognized immediately on the trade date, that is, when the obligation or right arises. They are initially recorded at fair value, unless it is a trade receivable without a significant financing component, plus, for an item not measured at fair value through profit or loss, any directly attributable transaction costs. An accounts receivable from customers without a significant component of financing is initially measured at the price of the transaction.

Fair values are determined based on market prices for financial instruments with active market, and by the present value method of expected cash flows, for those that have no quotation available in the market.

The Company does not have financial instruments measured at fair value through other comprehensive income. The Company operates with derivative financial instruments as described in
Note 4.15.

Financial assets are not reclassified subsequent to initial recognition, unless the Company changes the business model for the management of financial assets, in which case all affected financial assets are reclassified on the first day of the reporting period subsequent to the change in business model.

The Company's financial instruments are classified and measured as described below.

4.2.1        Financial assets recorded at fair value through profit or loss

Financial assets recorded at fair value through profit or loss include assets classified as held for trading, financial assets designated upon initial recognition as at fair value through profit or loss or financial assets required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of being sold or repurchased in the near term. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. After initial recognition, transaction costs and attributable interest expenses, when incurred, are recognized through profit or loss.

4.2.2        Financial assets measured at amortized cost

These are so classified and measured when: (i) the financial asset is maintained within a business model whose objective is to maintain financial assets in order to receive contractual cash flows; and (ii) the contractual terms of the financial asset give rise, on specified dates, to cash flows that exclusively comprise payments of principal and interest on the principal amount outstanding.

4.2.3        Financial liabilities measured at amortized cost

Financial liabilities are measured at amortized cost using the effective interest method. This method is also used to allocate interest expense of these liabilities for the period. The effective interest rate is the rate that discounts estimated future cash flows (including fees paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the expected life of the financial liability or, when appropriate, over a shorter period, for the initial recognition of the net carrying amount.

4.2.4        Financial liabilities measured at fair value through Profit or Loss

These are liabilities designated upon initial recognition as at fair value through profit or loss and those classified as held for trading. Financial liabilities designated fair value through profit or loss are stated at fair value with the respective gains or losses in fair value recognized in the statement of income. Net gains or losses recognized in profit or loss include the interest paid on the financial liability.

4.2.5        Derecognition of financial assets and liabilities

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Company derecognizes financial liabilities only when its obligations are discharged, cancelled or settled. The difference between the carrying amount of the derecognized financial liability and the corresponding disbursement made, or to be made, is recorded to profit or loss.

Net sectorial financial assets and liabilities

4.3       Net sectorial financial assets and liabilities

According to the amendment to the concession agreement of distribution companies, the Company records changes in sectorial financial assets and liabilities, until the next tariff adjustment/review process, when the Concession Grantor approves the transfer as components of the power tariff and thus, it passes the adjustment on to consumers in the next tariff cycle, which occurs on June 24 of each year.

The balances of the net sectorial financial assets and liabilities comprise: a) Parcel A Variation Compensation Account - CVA, which records the variation between estimated and actual energy purchase and transmission costs and sector charges, and b) financial items, which correspond to energy over-contracting, neutrality of charges and other rights and obligations included in the tariff.

After approval of the Annual Tariff Adjustment and Periodic Tariff Review, the new tariff applied for the tariff year provides for the collection or return of the constituted assets and liabilities.

In the event of termination of the concession for any reason, the residual values of Part A items and other financial components not recovered or returned through tariff are incorporated in the calculation of compensation or deducted from unamortized assets indemnity values, thus protecting rights or obligations of the distribution company to the Concession Grantor.

Accounts receivable related to the concession

4.4       Accounts receivable related to the concession

Refer to financial assets of the concessions with unconditional right to receive cash by the Company, guaranteed by the Concession Grantor by contractual clause and specific legislation.

4.4.1        Power distribution service concession

The concession agreement for electricity distribution provides that the users of the public service remunerate part of the investments made by the concessionaire and the Concession Grantor at the end of the concession indemnifies the other party. This model provides for the recognition of financial assets, contract assets in the construction period and intangible assets.

The portion recognized as financial asset refers to the indemnity set forth in the public power distribution service concession agreements, which the Company understands as an unconditional right to cash payments from the Concession Grantor upon expiration of the concession. This indemnification aims to reimburse the Company for investments made in infrastructure, without recovery, through the tariff.

The cash flows related to these assets are determined taking into account the Regulatory Compensation Basis (Base de Remuneração Regulatória or BRR), defined by the Concession Grantor. The methodology of the BRR is based on the replacement cost of the assets that make up the power distribution infrastructure related to the concession.

4.4.2        Piped gas distribution service concession

Gas concession agreement follows the bifurcated model, whereby part of the investments made by the concession operator is paid by users of the public service and the other part is indemnified by the Concession Grantor, the State of Paraná, at the end of the concession. This model provides for recognition of a financial asset, a contract asset in the construction period and an intangible asset.

The amount recognized as a financial asset is the amount that will be indemnified by the Concession Grantor corresponding to the investments made in the last ten years prior to the end of the concession as foreseen in the agreement and that, according to Management, assures the unconditional right to receive cash at the end of the concession. The indemnity assumption is based on the replacement cost of the concession assets.

4.4.3        Bonus for the grant of quota system generation concession agreement

The quota system generation concession agreement provides for the payment of a bonus for the grant to the Concession Grantor, pursuant to paragraph 7 of article 8 of Law 12,783/2013.

This bonus is recognized as a financial asset because it represents an unconditional right to receive cash, guaranteed by the Concession Grantor during the term of the concession and without risk of demand.

The remuneration of this financial asset is based on the Weighted Average Cost of Capital - WACC defined by the National Energy Policy Council (CNPE) in Resolution 2/2015, which is being presented in the statement of income as operating revenue in accordance with the Company's business model.

4.4.4        Transmission concession – Reassessment of assets of the Basic Network of the Existing System

Refers to the right to reimbursement of the Concession Agreement No. 060/2001 arising from the Annual Revenue Allowed not received in the period from January 2013 to June 2017. The balance includes monetary adjustment and interest rates (Note 10.4).

4.4.5        Concession of power generation

The Company has operated and operates concession agreements for power generation that contain indemnification clauses for the infrastructure not depreciated, amortized and/or received during the concession term. After maturity, the residual balance of the assets is transferred to Accounts receivable related to the concession. At the end of each reporting period, Management evaluates the recoverability of the asset, remeasuring its cash flow based on its best estimate.

Contract assets

4.5       Contract assets

Represented by the construction in progress or in service of the infrastructure delegated by the Concession Grantor, conditional upon the receipt of revenue not only by the passage of time, but after fulfilling the performance obligation to maintain and operate the infrastructure.

4.5.1        Power distribution service concession

Represents the concessionaire's contractual right related to the works under construction to meet the needs of the concession, accounted for at cost plus financial charges, when applicable.

When the assets are put into operation, the assets are transferred to the intangible asset, in the amount equivalent to what will be remunerated by the user through payment of the fee for the use of the services, or to the accounts receivable associated to the concession, in the amount equivalent to the residual portion of the assets not amortized, which will be reverted to the Concession Grantor through indemnification at the end of the concession.

4.5.2        Power gas distribution service concession

Construction in progress for the distribution of piped gas which will be transferred to intangible assets upon their entry in operation and to the extent that the right (authorization) is received to charge the users of the public service. The amount that will not be amortized within the term of the concession is presented in financial assets, indemnified at the end of the concession by the Concession Grantor according to contractual definition.

4.5.3        Power transmission concession

Represents the balance of public electricity transmission contracts signed with the Concession Grantor to build, operate and maintain the high voltage lines and substations of the generation centers up to the distribution points.

During the term of the concession agreement, the Company receives, subject to its performance, a remuneration denominated Annual Revenue Allowance (RAP) that remunerates the investments made in the construction of the infrastructure and covers also, the costs of operation and maintenance incurred. After the start of the commercial operation, this revenue is recognized, monthly, in the statement of income to the extent that the operation and maintenance service are provided, and the portion of the revenue recognized in the construction phase, referring to the remuneration of the constructed assets.

This amount invoiced is reclassified to trade accounts receivable line item until their actual receipt.

The assets arising from the construction of the transmission infrastructure are formed by the recognition of construction revenue (Note 4.13) and by their financial remuneration (Note 4.12.2).

Upon expiration of the concession, any uncollected amounts related to the construction of infrastructure shall be received directly from the Concession Grantor, as an unconditional right to cash reimbursement pursuant to the concession agreement, as compensation for investments made and not recovered through tariffs (RAP).

Accounts payable related to the concession

4.6       Accounts payable related to the concession

These refer to the amounts set forth in the concession agreement in connection with the right to explore hydraulic power generation potential (onerous concession), whose agreement is signed as Use of Public Property (Uso do Bem Público or UBP) agreements. The asset is recognized on the date of signature of the concession agreement corresponding to the present value of future cash payments for the concession. The liability is then remeasured using the effective interest rate and reduced by contractual payments.

Inventories (including property, plant and equipment and contract assets)

4.7       Inventories (including property, plant and equipment and contract assets)

Materials and supplies in inventory, classified under current assets, and those assigned for investments, classified under property, plant and equipment, and contract assets, have been recorded at their average acquisition cost. Recorded amounts do not exceed their net realizable value.

Property, Plant and Equipment

4.8       Property, Plant and Equipment

The property, plant and equipment related to the public service concession agreement are depreciated according to the straight-line method based on annual rates set forth and reviewed periodically by ANEEL, which are used and accepted by the market as representative of the economic useful lives of the assets related to concession's infrastructure. Property, plant and equipment related to contracts for the use of public property under the independent electricity producer scheme are depreciated based on annual rates established by ANEEL limited to the concession period. All other property, plant and equipment are depreciated using the straight-line method based on estimates of their useful lives, which is reviewed annually and adjusted if necessary.

Costs directly attributable to construction works as well as interest and financial charges on borrowings from third parties during construction are recorded under property, plant and equipment in progress, if it is probable that they will result in future economic benefits for the Company.

Intangible Assets

4.9       Intangible Assets

These comprise software acquired from third parties and software developed in-house and are measured at acquisition cost and amortized over five years, besides Intangible assets from Concession Agreements below.

4.9.1        Onerous concession of electric power generation

Corresponds to acquisition of exploration rights on hydropower potential whose onerous concession contract is signed as Use of Public Property - UBP.

During construction work, this asset is recognized at the present value of future cash disbursements during the Concession Agreement term. When commercial operation starts, the amount starts to be amortized over the concession period.

4.9.2        Hydrological risk renegotiation (Generation Scaling Factor - GSF)

Asset consisting of the renegotiation of the hydrological risk under the terms of Law No. 13,203/2015, arising from the excess amount between the amounts recovered from the cost with the adjustment of the Energy Reallocation Mechanism - MRE (GSF), subtracted from the total cost of the risk premium to be amortized over the energy supply period in the regulated environment. The amount was transformed by ANEEL into an extension of the concession period, which is amortized on a straight-line basis as from January 1, 2016 until the end of the new concession period, according to note 14.1.

4.9.3        Power distribution service concession

This comprises the right to control infrastructure, built or acquired as part of the electric energy public service concession, and the right to charge fees to the users of the public service.

Intangible assets are recorded at their fair acquisition and construction value, less accumulated amortization and impairment losses, when applicable. The amortization of intangible assets reflects the pattern in which it is expected that future economic benefits will flow to the Company during the concession period.

During the infrastructure construction phase costs are classified as contract assets (Note 4.5).

4.9.4        Piped gas distribution service concession

Intangible assets for piped gas distribution services, which correspond to the right to charge users for the gas supply.

This intangible asset was initially recognized at acquisition or construction cost, plus interest and other capitalized finance charges. This asset is amortized using the straight-line basis over its estimated useful life, considering the economic benefits generated by intangible assets.

During the infrastructure construction phase, costs are classified as contract assets (Note 4.5).

4.9.5        Intangible assets acquired separately

Intangible assets with a finite useful life, acquired separately, are recorded at cost, less accumulated amortization and accumulated impairment losses. Amortization is recognized using the straight-line method based on the estimated useful lives of the corresponding assets. The estimated useful lives and the amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

4.9.6        Derecognition of intangible assets

An intangible asset is derecognized when no future economic benefits are expected from use or disposal. Gains or losses arising from disposal of an intangible asset are recognized in profit or loss, measured as the difference between net disposal proceeds and the carrying amount of the asset.

Impairment of assets

4.10    Impairment of assets

Assets are assessed to detect evidence of impairment.

4.10.1     Financial assets

Provisions for losses on financial assets are based on assumptions about default risk, existing market conditions and future estimates at the end of each year.

The Company applies the simplified approach of IFRS 9 to the measurement of expected credit losses for the entire existence of financial assets that do not have significant financing components, by considering a provision for expected loss over a useful life for all trade accounts receivable. To measure expected credit losses, trade accounts receivable is grouped based on shared credit risk characteristics and overdue days in the amount considered enough to cover losses on the realization of these assets.

4.10.2     Non-financial assets

Assets under formation arising from onerous concession and concession rights and/or authorization to generate electricity are classified as intangible assets. Impairment is tested along with the other assets of that cash-generating unit.

Whenever there is a loss resulting from situations where an asset’s carrying value exceeds its recoverable value, defined as the higher of the asset’s value in use or its net selling price, this loss is recognized in profit or loss for the year.

For impairment testing purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash Generating Units - CGU).

The amount of the impairment of non-financial assets is reviewed at the reporting date. In case of reversal of impairment losses which had been recorded in prior years, this reversal is recognized in current year's profit or loss.

The Impairment of contract assets in their construction phase are tested immediately, mainly considering the use of the effective interest rate fixed at the beginning of the project and carried to the end of the concession cash flow. After the beginning of the commercial operation, the portion of revenue recognized is tested for impairment in the accounts receivable from customers. For the receivable part conditioned to fulfill the performance obligation to maintain and operate the infrastructure, the Company has no history and no expectation of losses, since amount are subject to guarantee structures, via shared apportionment of eventual default losses among the other members of the national interconnected system managed by the “Operador Nacional do Sistema” (ONS) and by jurisdiction of the sector.

Provisions

4.11    Provisions

Provisions are recognized when: i) the Company has a present obligation (legal or constructive) resulting from a past event, ii) it is probable (i.e., more likely than not) that an outflow of resources embodying economic benefits will be required to settle the obligation, and iii) a reliable estimate can be made of the amount to settle the obligation.

The estimates of outcomes and financial impacts are determined by the Company, which requires use of judgment by Management, supplemented by the experience of similar past transactions and, in some cases, by independent expert reports.

Environmental liabilities are recognized as the Company assumes formal obligations before regulatory agencies or becomes aware of potential risks related to environmental issues, which may lead to cash disbursements that are deemed probable and that may be estimated. During the project implementation phase, the accrued amounts are included in property, plant and equipment (generation), construction cost (transmission) or contract assets (distribution). At the start of operations, all costs included in the Operating License, whose programs will be executed during the concession and the respective disbursement has not yet occurred, are measured and adjusted to present value according to the estimated cash flow of disbursements and recorded as environmental provisions matched against the assets related to the project, being adjusted periodically.

Once the project enters commercial operation, all costs or expenses incurred with environmental programs related to the project’s operation and maintenance licenses are analyzed according to their nature and included in profit or loss for the period.

Revenue recognition

4.12    Revenue recognition

4.12.1     Revenue from contracts with customers

Revenue is measured based on the consideration that the Company expects to receive in a contract with the customer, net of any variable consideration. The Company recognizes revenues when it transfers control of the product or service to the customer and when it is probable to receive the consideration considering the client's ability and intention to pay the consideration when due. The Company's operating revenue comes mainly from the electricity supply and from the electric network availability.

The revenue from electricity supply is recognized monthly based on the data for billing that are determined by the average MW of contracted electricity and declared with the CCEE. When the information is not available, the Company estimates the revenue considering the contracts’ rules, the price estimate and the volume provided.

For wind power generation companies subject to minimum generation amounts, the Company understands that it is subject to variable consideration, and for this reason, includes a provision for non-performance based on the annual generation estimates, reducing revenue.

Revenue from electric power supply and network availability is recognized monthly based on measured and effectively billed energy. In addition, the Company records unbilled revenue, calculated from the period between the last billing and the end of each month, by estimate based on the last measurement taken. In the concession contract for the public electricity distribution service, non-performance compensations are provided for quality indicators that, when incurred, reduce electricity availability revenue.

4.12.2     Interest income

Interest income is recognized when it is probable that future economic benefits will flow to the Company and its amount can be reliably measured. Interest income is recognized on a straight-line basis and based on time and the effective interest rate on outstanding principal amounts. The effective interest rate is the one that discounts the estimated future cash receipts calculated during the estimated life of the financial asset in relation to initial net carrying amount of that asset.

Regarding the financial and contract assets of the power transmission concession, financial compensation revenue is recognized using the discount rate established at the beginning of each project, which is presented in the statement of income as operating income in accordance with the Company's business model.

Construction revenues and costs

4.13    Construction revenues and costs

Revenue related to construction services for infrastructure in the power transmission and distribution services, and gas distribution, are recognized using the percentage of completion (PoC) method at each reporting period and measured on the basis of the proportion of costs incurred in relation to the total estimated costs of the distribution and transmission concession contracts. Related costs are recognized in the statement of income as construction cost.

Given that Copel DIS and Compagás outsource the construction of distribution infrastructure to unrelated parties through works carried out in the short term, the construction margin to the power and gas distribution activities result in no significant amounts, resulting in the non-recognition of such margin.

The construction margin adopted for the transmission activity for the years 2019, 2018 and 2017 was 1.65%, and results from a calculation methodology which considers the respective business risk.

Power purchase and sale transactions in the Spot Market (Electric Energy Trading Chamber - CCEE)

4.14    Power purchase and sale transactions in the Spot Market (Electric Energy Trading Chamber - CCEE

Power purchase and sale transactions in CCEE are recorded on the accrual basis of accounting, based on data released by CCEE, which are calculated by the product of the Differences settlement prices - PLD multiplied by the energy surplus declared with CCEE, or, when such information is not available in a timely manner, by an estimate prepared by Management.

Derivative Financial Instruments

4.15    Derivative Financial Instruments

4.15.1     Power purchase and sale transactions

The Company negotiates energy purchase and sale agreements and part of its contracts are classified as derivative financial instruments measured at fair value through profit or loss.

Unrealized net gains or losses arising from the mark-to-market of these contracts (the difference between contractual and market prices) are recognized in the statement of income.

4.15.2     Non-Deliverable Forward (NDF) contracts

In addition, the Company operates with Non-Deliverable Forward – NDF contracts, which aim exclusively at providing hedge against exchange rate risks associated with cash flows from capital contributions to subsidiaries, when they reflect foreign-currency denominated purchases of projected equipment. They are measured at their fair value, with changes recorded in the statement of income for the year. The fair value is calculated based on the information of each contracted operation and the respective market information on the closing dates of the financial statements.

Standards applicable to the Company effective January 1, 2018

4.16    Standards applicable to the Company effective January 1, 2019

4.16.1     IFRS 16 - Leases

This pronouncement supersedes IAS 17 - Leases, as well as related interpretations (IFRIC 4, SIC 15 and SIC 27). The adoption of the new standard eliminates accounting for operating leases for lessees, presenting a single lease model that consists of initially recognizing all leases in assets and liabilities at present value and recognizing amortization of the right-of-use asset and lease interest separately in the statement of income.

Transition method

The Company applied the modified retrospective transition method, which does not require the presentation of comparative information. The lease liability and right-of-use asset are recognized at the present value of the remaining lease installments payable. Accordingly, information referring to prior years continues to be presented in accordance with the previous standard.

The Company analyzed its operating lease contracts and applied the pronouncement only to the contracts in effect on January 1, 2019 and that were previously identified as leases.

In accordance with IFRS 16, the Company elected to adopt exemptions from recognition provided for short-term leases (lease term of up to 12 months) and leases of low value assets, such as computers, printers and furniture, amounting to less than R$ 18. These contracts are recognized as operating lease costs and/or expenses on a straight-line basis as provided for in the standard, during the term of the contract.

The Company has land lease agreements for the development of wind power generation projects that provide for minimum payment during the study/construction period and payment based on variable remuneration during the period of commercial operation. For contracts that are subject to minimum payment on the date of application of the standard, the Company recognized right-of-use assets and lease liabilities. For contracts that are in commercial operation, the Company recognizes them in its statement of income, when the event or condition is satisfied, as leases and rentals, in operating costs and/or expenses.

Use of judgment

The Company considered, for all lease agreements with related parties and third parties, the interest rate necessary to acquire assets under conditions like those applicable to rents contracted on the date of signature. The rate adopted by the Company considers the cost of the last fundraising made, based on the CDI (Interbank Deposit Certificate) plus a risk spread applicable to the Company. Upon initial adoption, the rate used was 9.10% p.a.

Effects from initial adoption

The new requirements of IFRS 16 produced the following impacts on the recognition and presentation of lease and rent contracts.

Financial Statements	Classification as IAS17	IFRS 16
Statements of Financial Position
Noncurrent assets	-	Right-of-use asset
Current Liabilities and Noncurrent Liabilities	-	Lease liability
Statements of Income
Operating Costs	Leases and rentals	Amortization of right-of-use asset
Other operating costs and expense	Leases and rentals	Amortization of right-of-use asset
Financial expenses	-	Interest on lease liability
Sttatements of cash flows
Payment of interest on lease liability	-	Operating activities
Payment of principal of lease liability	-	Financing activities

The adoption of IFRS 16 for leases previously classified as operating leases in accordance with IAS 17 resulted in increase in assets and liabilities in the amount of R$ 118,022, increase in amortization in the amount of R$ 34,205 and increase in interest expense in the amount of R$ 9,675 (Note 27) and the reduction of Other operating costs and expenses in the amount of R$ 40,076.

4.16.2     IFRIC 23 - Uncertainty over Income Tax Treatments

The interpretation explains how to apply the recognition and measurement requirements of IAS 12 - Income Taxes where there is un/certainty over a tax treatment. In accordance with certain requirements, such as where the tax authority is most likely not to accept certain treatment, the entity shall recognize and measure its current or deferred tax, asset or liability, applying the requirements of IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and ruling statutory tax rates, considering this non-acceptance.

The Company evaluated the income tax treatments and concluded that the application of the standard did not have impacts on its results.

New standards that are not yet in effect

4.17    New standards that are not yet in effect

From January 1, 2020, changes in the following pronouncements will be in effect, without significant impacts on the Company's financial statements:

(i)     IAS 1 Conceptual framework;

(ii)   Amendment to definition of business in IFRS 3 and amendment to definition of materiality in IAS 1 and IAS 8.